Financial instruments risk management (Details) - USD ($)		12 Months Ended
	Jul. 10, 2020	Dec. 31, 2021	Dec. 31, 2020
Risks and Uncertainties [Abstract]
Foreign currency loss		$ 73,153	$ 164,962
Interest rate	2.85%
LIBOR floor	0.25%